CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS EQUITY (DEFICIT) (USD $)	Total	Series B Preferred Stock	Series C Preferred Stock	Common Stock—Voting	Common Stock—Voting Series C Preferred Stock	Additional Paid-in Capital	Additional Paid-in Capital Series B Preferred Stock	Additional Paid-in Capital Series C Preferred Stock	Accumulated Deficit	Accumulated Other Comprehensive Loss
BALANCES at Dec. 31, 2011	$ (76,369,731)			$ 10,413		$ 30,818,666			$ (107,174,981)	$ (23,829)
Shares, Outstanding at Dec. 31, 2011				10,413,467
Shares issued to consultant for services	27,365					27,365
Issuance of 4,438 common stock options employees to as compensation for service	6,156					6,156
Share-based compensation expense	1,118,705					1,118,705
Preferred Stock dividend accretion		(3,638,052)	(4,315,396)				(3,638,052)	(4,315,396)
Foreign Currency Translation Adjustment	23,829									23,829
Net loss	(18,656,498)								(18,656,498)
Shares issued to consultant for services, shares	4,932
BALANCES at Dec. 31, 2012	(101,803,622)			10,413		24,017,444			(125,831,479)
Shares, Outstanding at Dec. 31, 2012				10,413,467
Share-based compensation expense	978,352					978,352
Preferred Stock dividend accretion		(4,215,230)	(4,380,274)				(4,215,230)	(4,380,274)
Net loss	(21,687,155)								(21,687,155)
Issuance of 7,952 shares of common stock for cash	49,891			8		49,883
Issuance of 7,952 shares of common stock for cash, shares				7,952
BALANCES at Dec. 31, 2013	(131,058,038)			10,421		16,450,175			(147,518,634)
Shares, Outstanding at Dec. 31, 2013				10,421,419
Shares issued to consultant for services	9,991			1		9,990
Share-based compensation expense	1,553,985					1,553,985
Preferred Stock dividend accretion		(4,271,550)	(7,014,643)				(4,271,550)	(7,014,643)
Shares issued upon consummation of IPO	164,405,679			11,979		164,393,700
Shares issued upon consummation of IPO, shares				11,979,167
Net loss	(37,339,017)								(37,339,017)
Shares issued to consultant for services, shares				666
Loss On Conversion Of Preferred Stock			(82,654,683)					(82,654,683)
Conversion of Series C Preferred Stock into common stock upon consummation of IPO			199,760,975		11,067			199,749,908
Conversion of Preferred Series C into common stock upon consummation of IPO, shares					11,067,090
BALANCES at Dec. 31, 2014	$ 103,392,699			$ 33,468		$ 288,216,882			$ (184,857,651)
Shares, Outstanding at Dec. 31, 2014				33,468,342